As filed with the Securities and Exchange Commission on September 21, 2010

Registration File No. 333-68114

811-10477

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 14	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No. 13	☒

(Check appropriate box or boxes.)

Southern Farm Bureau Life Variable Life Account

(Exact Name of Registrant)

Southern Farm Bureau Life Insurance Company

(Name of Depositor)

1401 Livingston Lane
Jackson, Mississippi 39213
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (601) 981-7422

Joseph A. Purvis, Esq. Southern Farm Bureau Life Insurance Company 1401 Livingston Lane Jackson, Mississippi 39213 (Name and Address of Agent for Service)	Copy to: Ann B. Furman, Esq. Jorden Burt LLP Suite 400 East 1025 Thomas Jefferson St., N. W. Washington, D. C. 20007-5208

It is proposed that this filing will become effective (check appropriate box):

☐  immediately upon filing pursuant to paragraph (b) of Rule 485.

☒  on September 22, 2010 pursuant to paragraph (b) of Rule 485.

☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The purpose of this Post-Effective Amendment is to add additional exhibits to the Registration Statement.  This Post-Effective Amendment does not delete, amend, or supersede any other information contained in the Registration Statement, as amended.

PART C

OTHER INFORMATION

Item 26. Exhibits

1.             Board of Directors Resolutions.

(a)       Resolution of the Board of Directors of Southern Farm Bureau Life Insurance Company (the “Company”) establishing Southern Farm Bureau Life Variable Life Account (the “Account”)(3)

2.             Custodian Agreements. Not Applicable

3.             Underwriting Contracts. Not Applicable.

4.             Contracts.

(a)       Specimen Adjustable Premium Variable Life Insurance Policy(3)

(b)       Revised Specimen Adjustable Premium Variable Life Insurance Policy(4)(12)

(c)       Form of Waiver of Monthly Deductions Agreement(3)

(d)       Rider Providing Waiver of Monthly Deductions on Insured’s Total Disability(12)

(e)       Revised Rider Providing Waiver of Monthly Deductions on Insured’s Total Disability(12)

(f)         Form of Children’s Term Rider(3)

(g)       Children’s Term Insurance Rider(12)

(h)       Accelerated Benefit Rider(3)(14)

5.             Applications.

(a)       Application for Adjustable Premium Variable Life Insurance Policy(3)

(b)       Revised Application for Adjustable Premium Variable Life Insurance Policy(12)(13)

6.             Depositor’s Certificate of Incorporation and By-Laws.

(a)       Articles of Incorporation of the Company(1)

(b)       By-Laws of the Company(1)

7.             Reinsurance Contracts.

(a)       Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and American United Life Insurance Company(7)

(b)       Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and The Lincoln National Life Insurance Company(7)

(c)       Reinsurance Agreement between Southern Farm Bureau Life Insurance Company and Businessmen’s Assurance Company of America(7)

8.             Participation Agreements.

(a)       Participation Agreement for T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(2)

(b)       Amendment to Participation Agreement for T. Rowe Price Equity Series, Inc. and T. Rowe Price Fixed Income Series, Inc.(4)(10)(13)

(c)       Participation Agreement for Fidelity Variable Insurance Products Fund(2)

(d)       Participation Agreement for Fidelity Variable Insurance Products Fund II(2)

(e)       Participation Agreement for Fidelity Variable Insurance Products Fund III(2)

(f)         Amendment to Participation Agreement for Fidelity Variable Insurance Products Fund(4)(10)(13)

(g)       Amendment to Participation Agreement for Fidelity Variable Insurance Products Fund II(4)(10)(13)

(h)       Amendment to Participation Agreement for Fidelity Variable Insurance Products Fund III(4)(10)(13)

(i)           Participation Agreement for Franklin Templeton Variable Insurance Products Trust(13)

(j)           Rule 22c-2 Shareholder Information Agreement relating to T. Rowe Price Funds(11)

(k)       Rule 22c-2 Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(11)

(l)           Amendment to Rule 22c Shareholder Information Agreement relating to Fidelity Variable Insurance Products Funds(14)

(m)   Rule 22c-2 Shareholder Information Agreement relating to Franklin Templeton Variable Insurance Products Trust(13)

9.             Administrative Contracts. Not Applicable.

10.      Other Material Contracts. Not Applicable.

11.      Legal Opinion.

Opinion and Consent of Joseph A. Purvis(15)

12.      Actuarial Opinion. Opinion and consent of Kenneth P. Johnston as to actuarial matters pertaining to the securities being registered(15)

13.      Calculations. Not Applicable.

14.      Other Opinions.

(a)       Consent of Jorden Burt LLP(15)

(b)       Consents of KPMG LLP(15)

15.      Omitted Financial Statements. Not Applicable.

16.      Initial Capital Agreements. Not Applicable.

17.      Redeemability Exemption. Issuance, transfer and redemption procedures memorandum.(5)(13)

18.      Powers of Attorney(3)(6)(8)(9)(10)(11)(13)(14)(15)(16)

(a)       Power of Attorney for J. Joseph Stroble(13)

(b)       Power of Attorney for Laurence E. Favreau(13)

(c)       Power of Attorney for Larry B. Wooten (13)

(d)       Power of Attorney for David M. Winkles, Jr.(13)

(e)       Power of Attorney for Ronald R. Anderson(13)

(f)         Power of Attorney for Gerald W. Long(14)

(g)       Power of Attorney for Eddie Alan Melton(16)

(h)       Power of Attorney for Kenneth Dierschke(13)

(i)           Power of Attorney for Ben M. Gramling, II(13)

(j)           Power of Attorney for John Hoblick(13)

(k)       Power of Attorney for Randy Veach(13)

(l)           Power of Attorney for Zippy Duvall(13)

(m)   Power of Attorney for Jim Harper(14)

(n)       Power of Attorney for Mark Edwin Haney(13)

(o)       Power of Attorney for Reggie Magee(13)

(p)       Power of Attorney for Wayne F. Pryor(13)

(q)       Power of Attorney for Rich Hillman(14)

(r)         Power of Attorney for Rick Roth(13)

(s)        Power of Attorney for David Waide(13)

(t)          Power of Attorney for Dewey Hukill(15)

(u)       Power of Attorney for Edward Scharer(13)

(v)       Power of Attorney for J. M. Wright, Jr.(13)

(w)   Power of Attorney for Joseph A. Purvis(13)

19.      Letter to Contract Owners regarding exchange and cash-out offer. (16)

(1)            Incorporated herein by reference to the Registration Statement on Form N-4 (File Nos. 333-79865; 811-09371) filed with the Securities and Exchange Commission on June 3, 1999.

(2)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File Nos. 333-79865; 811-09371) filed with the Securities and Exchange Commission on October 12, 1999.

(3)   Incorporated herein by reference to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on August 22, 2001.

(4)   Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on January 25, 2002.

(5)   Incorporated herein by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-68114) filed with the Securities and Exchange Commission on May 8, 2002.

(6)   Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 27, 2003.

(7)   Incorporated herein by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on May 1, 2003.

(8)   Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 30, 2004.

(9)   Incorporated herein by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 25, 2005.

(10) Incorporated herein by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 28, 2006.

(11) Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 27, 2007.

(12) Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on February 22, 2008.

(13) Incorporated herein by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 25, 2008.

(14) Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 30, 2009.

(15) Incorporated herein by reference to the Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 (File No. 333-68114) filed with the Securities and Exchange Commission on April 30, 2010.

(16) Filed herein.

Item 27. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor

Ronald R. Anderson	Director

Gerald W. Long	Director

Eddie Alan Melton	Director

Kenneth Dierschke	Director

Ben M. Gramling, II	Director

Name and Principal Business Address*	Position and Offices with Depositor

John Hoblick	Director

Randy Veach	Director

Zippy Duvall	Director

Jim Harper	Director

Mark Edwin Haney	Director

Reggie Magee	Director

Wayne F. Pryor	Director

Rich Hillman	Director

Rick Roth	Director

David Waide	Director

Dewey Hukill	Director

Edward Scharer	Director

J.M. Wright, Jr.	Director

Larry B. Wooten	Chairman of the Board and President

David M. Winkles, Jr.	First Vice President and Director

J. Joseph Stroble	Executive Vice President, C.E.O.

Laurence E. Favreau	Senior Vice President, C.F.O.

Gino Gianfrancesco	Senior Vice President, Marketing

Randy Johns	Senior Vice President, Policy Administration and Assistant Secretary

Sherrell Ballard	Vice President, Information Systems

Denny Blaylock	Vice President, Underwriting

David N. Duddleston, M.D.	Vice President, Medical Director

Richard G. Fielding	Vice President, Chief Actuary

Philip R. Hogue	Vice President, Realty Investments

Kenneth P. Johnston	Vice President, Product Development

Lusby Brown	Vice President, Chief Investment Officer

Joseph A. Purvis	Senior Vice President, General Counsel and Secretary

E.J. “Bubby” Trosclair	Vice President, Agency

Robert E. Ward, Jr.	Vice President, Controller

Billy Sims	Vice President, Human Resources

Glen Castle	Vice President, Group, Pension and Variable Product Administration

Perry McGaugh	Vice President, Legal

Shelia R. Hudson	Vice President, Internal Auditing

*    The principal business address for each officer and director is 1401 Livingston Lane Jackson, Mississippi 39213.

Item 28. Persons Controlled by or Under Common Control With the Depositor or Registrant

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Arkansas Farm Bureau Investment Corporation, Florida Farm Bureau Holding Corporation, Georgia Farm Bureau Federation Holding Co. Inc., Kentucky Farm Bureau Investment Corporation, Louisiana Farm Bureau Investment Corporation, Mississippi Farm Bureau Investment Corporation, North Carolina Farm Bureau Investment Corporation, South Carolina Farm Bureau Investment Corporation, Texas Farm Bureau Investment Corporation and Virginia Farm Bureau Holding Corporation. The Company and its affiliates are described more fully in the prospectus included in this registration statement. An organizational chart is set forth below.

Name	Jurisdiction	Percent Of Voting Securities Owned

Arkansas Farm Bureau Investment Corporation	Arkansas	Controlling interest owned by Arkansas Farm Bureau Federation

Florida Farm Bureau Holding Corporation	Florida	Controlling interest owned by Florida Farm Bureau Federation

Georgia Farm Bureau Federation Holding Co., Inc.	Georgia	Controlling interest owned by Georgia Farm Bureau Federation

Kentucky Farm Bureau Investment Corporation	Kentucky	Controlling Interest owned by Kentucky Farm Bureau Federation

Louisiana Farm Bureau Investment Corporation	Louisiana	Controlling Interest owned by Louisiana Farm Bureau Federation

Mississippi Farm Bureau Investment Corporation	Mississippi	Controlling Interest Owned by Mississippi Farm Bureau Federation

North Carolina Farm Bureau Investment Corporation	North Carolina	Controlling Interest Owned by North Carolina Farm Bureau Federation

South Carolina Farm Bureau Investment Corporation	South Carolina	Controlling Interest Owned by South Carolina Farm Bureau Federation

Texas Farm Bureau Investment Corporation	Texas	Controlling Interest Owned by Texas Farm Bureau

Virginia Farm Bureau Holding Corporation	Virginia	Controlling Interest Owned by Virginia Farm Bureau Federation

Southern Farm Bureau Life Insurance Company	Mississippi	10% of voting securities owned by each of the following:
- Arkansas Farm Bureau Investment Corporation
- Florida Farm Bureau Holding Corporation
- Georgia Farm Bureau Federation Holding Co., Inc.
- Kentucky Farm Bureau Investment Corporation
- Louisiana Farm Bureau Investment Corporation
- Mississippi Farm Bureau Investment Corporation
- North Carolina Farm Bureau Investment Corporation
- South Carolina Farm Bureau Investment Corporation
- Texas Farm Bureau Investment Corporation
- Virginia Farm Bureau Holding Corporation

Name	Jurisdiction	Percent Of Voting Securities Owned

Southern Capital Life Insurance Company	Mississippi	Ownership of all voting securities by Southern Farm Bureau Life Insurance Company

Oakwood Holdings, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Baycastle Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.

Annandale Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.

Cypress Lake Properties, L.P.	Mississippi	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner; 1% interest held by MR Properties, LLC as general partner.

MR Properties, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Knoxville-Kingston, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Hou-Hempstead, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Baton Rouge-Perkins, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Destin-Poinciana, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Pearl-Hwy 80, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Lafayette-Pinhook, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

New Orleans-Baronne, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Knoxville-Maynardville, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Covington-Holiday, LLC	Louisiana	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Ft. Lauderdale-Broward, LLC	Florida	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Chattanooga-Lee, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Jackson-Old Canton, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Name	Jurisdiction	Percent Of Voting Securities Owned

Jackson-Echelon, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Memphis-Colony, LLC	Tennessee	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Hudson-Hwy 321, LLC	North Carolina	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Waldwick-North, LLC	New Jersey	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Westwood Alpha Limited Partnership	Virginia	99% of ownership interest held by Southern Farm Bureau Life Insurance Company as limited partner

Southern Capital Brokerage Company, LLC	Mississippi	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Ann Arbor-Venture, LLC	Michigan	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Abilene-Ridgemont, LLC	Texas	100% of ownership interest held by Southern Farm Bureau Life Insurance Company

Item 29. Indemnification

Article XI of the Company’s By-Laws provides for the indemnification by the Company to the maximum extent allowed by Mississippi law, of any director or officer thereof, who is made party to any suit or proceeding because he is or was a director or officer, provided that the director or officer has met the standard of conduct set out in Mississippi Code of 1972 Annotated Section 79-4-8.51(a-d), and indemnification is not otherwise provided for by any insurance coverage available to such director or officer. Article XI also provides that if there is any question as to whether a director or officer has met the applicable standard of conduct, the same will be determined by an independent special legal counsel selected by the Board of Directors.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Other Activity. Not Applicable.

(b) Management. Not Applicable.

(c) Compensation From the Registrant. As of January 1, 2010, Southern Farm Bureau Fund Distributor, Inc. ceased serving as distributor and principal underwriter for the Registrant. The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during Registrant’s fiscal year ended December 31, 2009.

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commission	Other Compensation

Southern Farm Bureau Fund Distributor, Inc.	$472,609	N/A	N/A	$1,660,733*

*                 Southern Farm Bureau Fund Distributor, Inc. received $19,449 from the Company for underwriting and distribution services, an amount equal to 0.50% of premiums paid and received under Policies sold. The Company also made payments to former Southern Farm Bureau Fund Distributor, Inc. registered representatives, supervisors and managers in the aggregate amount of $1,641,284, as the present value of future levelized commissions on Policies issued and in-force as of December 31, 2009. These payments were made by the Company in conjunction with its decision to discontinue the sale of the Policy, to show the Company’s good faith toward those persons who sold Policies with the expectation that commissions on subsequent premiums would be paid in the future.

Item 31. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 1401 Livingston Lane, Jackson, Mississippi 39213.

Item 32. Management Services

All management contracts are discussed in Part A or Part B.

Item 33. Fee Representation

Southern Farm Bureau Life Insurance Company represents that the aggregate fees and charges deducted under the Policy and the Original Policy, respectively, as described in this Registration Statement, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Southern Farm Bureau Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Southern Farm Bureau Life Variable Life Account, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jackson, and State of Mississippi, on the 17th day of September, 2010.

SOUTHERN FARM BUREAU LIFE VARIABLE LIFE ACCOUNT (REGISTRANT)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer
Southern Farm Bureau Life
Insurance Company

BY:	SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ J. JOSEPH STROBLE
J. Joseph Stroble
Executive Vice President
and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Executive Vice President, Chief Executive Officer (Principal Executive Officer)	September 17, 2010
/s/ J. JOSEPH STROBLE
J. Joseph Stroble

	Senior Vice President, Chief Financial Officer (Principal Financial Officer)	September 17, 2010
/s/ LAURENCE E. FAVREAU
Laurence E. Favreau

/s/ *	President and Chairman of the Board	September 17, 2010
Larry B. Wooten

/s/ *	First Vice President and Director	September 17, 2010
David M. Winkles, Jr.

/s/ *	Director	September 17, 2010
Ronald R. Anderson

/s/ *	Director	September 17, 2010
Gerald W. Long

Signature	Title	Date

/s/ *	Director	September 17, 2010
Eddie Alan Melton

/s/ *	Director	September 17, 2010
Kenneth Dierschke

/s/ *	Director	September 17, 2010
Ben M. Gramling, II

/s/ *	Director	September 17, 2010
John Hoblick

/s/ *	Director	September 17, 2010
Randy Veach

/s/ *	Director	September 17, 2010
Zippy Duvall

/s/ *	Director	September 17, 2010
Jim Harper

/s/ *	Director	September 17, 2010
Mark Edwin Haney

/s/ *	Director	September 17, 2010
Reggie Magee

/s/ *	Director	September 17, 2010
Wayne F. Pryor

/s/ *	Director	September 17, 2010
Rich Hillman

/s/ *	Director	September 17, 2010
Rick Roth

/s/ *	Director	September 17, 2010
David Waide

/s/ *	Director	September 17, 2010
Dewey Hukill

	Signature	Title	Date

/s/ *		Director	September 17, 2010
Edward Scharer

/s/ *		Director	September 17, 2010
J.M. Wright, Jr.

*By:	/s/ Joseph A. Purvis	September 17, 2010
Joseph A. Purvis,
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

18(g)	Power of Attorney for Eddie Alan Melton
19	Letter to Contract Owners regarding exchange and cash-out offer